Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2019	December 31, 2018
Other tax payable	$390,403	$182,178
Accrued payroll	168,818	121,798
Deposits from sub-lessors of land use rights (i)	124,393	-
Other current liabilities	51,720	29,925
	$735,334	$333,901

(i)	The Company acquired two pieces of land use rights (Note 7) from certain sub-lessors and required of deposits from these sub-lessors and would release the deposits upon sub-lessors' issuance of invoices to the Company. The Company expects to get the invoices and release deposits in the year ended December 31, 2020, and accounted for the deposits as current liabilities.

Other tax payable

Other tax payables consist of the following:

	December 31, 2019	December 31, 2018
Value added tax payable	$366,535	$168,439
Local taxes payable	23,868	13,739
	$390,403	$182,178